EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,361	$ 1,153
Weighted average number of common shares (in shares)	512	505	[1]
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ 1,361	$ 1,157	[1]
Adjusted weighted average number of ordinary shares outstanding (in shares)	514	509	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.